Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Cash flows from operating activities
Net income / (loss)	$ (2,760)	$ 1,771	$ 398
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	856	812	841
Amortization	285	269	264
Loss / (gain) on disposal of property, plant and equipment	8	(237)	3
Write-down of inventories	284	108	87
Change in cash surrender value of life insurance contract	(4)	(5)	(5)
Change in fair value of financial instruments	12	(17)	5
Dividend income from financial instruments at fair value	(7)	(4)	(4)
Coupons received from financial instruments at amortized cost	(48)	(48)	(79)
Loss / (gain) from sale of financial instruments at fair value	107	(6)	1
Loss from redemption of financial instruments at amortized cost	0	0	4
Interest expense	118	125	114
(Increase) / decrease in deferred tax asset	446	(779)	0
Impairment on financial instruments at amortized cost	522
Changes in assets and liabilities:
Trade receivables	(214)	(462)	(230)
Other receivables, deposits and prepayments	(296)	214	(203)
Inventories	(1,314)	62	(513)
Right-of-use assets	99	90	(308)
Accounts payable	(41)	(248)	379
Contract liabilities	3	305	(5)
Accrued charges and deposits	78	(28)	20
Refund liabilities	(1)	(40)	69
Payable to affiliated parties	1	(1)	24
Income tax liabilities	(165)	165	0
Lease liabilities	(99)	(90)	308
Long-term deposit received	117	54	(45)
Long-term loan	31	(26)	33
Net cash provided by / (used in) operating activities	(1,982)	1,984	1,158
Cash flows from investing activities
Proceeds from disposal of property, plant and equipment	20	909	32
Acquisition of property, plant and equipment	(1,205)	(700)	(260)
Acquisition of financial instruments at fair value	(812)	(613)	(68)
Acquisition of financial instruments at amortized cost	0	0	(1,007)
Coupons received from financial instruments at amortized cost	48	48	59
Proceeds from sale of financial instruments at fair value	801	188	110
Proceeds from redemption of financial instruments at amortized cost	0	0	500
Dividends received from financial instruments at fair value	7	4	4
Net cash used in investing activities	(1,141)	(164)	(630)
Cash flows from financing activities
Finance lease payments	0	(5)	(28)
Advance from notes payable	228	52	14
Repayment of notes payable	(178)	(27)	(14)
Advance from bank loans	0	0	1,769
Repayment of bank loans	(709)	(970)	(278)
Stock repurchase	0	(190)	(119)
Proceeds from options exercised	0	0	323
Net cash generated / (used in) from financing activities	(659)	(1,140)	1,667
Net increase / (decrease) in cash and cash equivalents	(3,782)	680	2,195
Effect of exchange rate changes on cash and cash equivalents	462	269	(611)
Cash and cash equivalents, beginning of year	10,060	9,111	7,527
Cash and cash equivalents, end of year	6,740	10,060	9,111
Cash paid during the year for:
Interest	16	33	64
Income tax	$ 130	$ 0	$ 0